Borrowings - Terminated facilities (Details) $ in Thousands																			1 Months Ended		12 Months Ended
	Nov. 14, 2023 USD ($)	Jul. 17, 2023 USD ($)	Mar. 30, 2023 USD ($)	Feb. 07, 2023 USD ($)	Oct. 31, 2022 USD ($)	Sep. 14, 2022 USD ($)	Mar. 28, 2022 USD ($)	Oct. 26, 2021 USD ($)	Aug. 20, 2021 USD ($)	Jun. 11, 2021 USD ($)	Jan. 22, 2021 USD ($)	Oct. 21, 2020 USD ($)	Jul. 30, 2020 USD ($)	Jul. 16, 2020 USD ($) item	Dec. 12, 2019 USD ($) item loan tranche	Jun. 25, 2019 USD ($)	Feb. 20, 2019 USD ($)	Oct. 16, 2015 USD ($) item	Mar. 31, 2023 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowings
Outstanding balance																					$ 3,052,904	$ 3,299,744
Amount repaid																					2,676,420	729,849	$ 592,463
Drawn amount																					$ 2,431,355	374,659	$ 471,867
October 2015 Facility
Borrowings
Number of international banks with debt financing agreement | item																		14
Maximum borrowing capacity																		$ 1,311,356
Number of new buildings expected to be delivered | item																		8
Outstanding balance																						598,313
October 2015 Facility | KEXIM and K-Sure
Borrowings
Percent of facility covered (as a percent)																		60.00%
October 2015 Facility | GAS-twenty five Ltd
Borrowings
Prepayment of debt												$ 136,776
October 2015 Facility | GAS-twenty four Ltd
Borrowings
Prepayment of debt											$ 130,889
Unamortized loan fees written-off											$ 3,528
October 2015 Facility | GAS-eleven Ltd., GAS-twelve Ltd., GAS-thirteen Ltd., GAS-fourteen Ltd., GAS-twenty two Ltd., GAS-twenty three Ltd.
Borrowings
Unamortized loan fees written-off	$ 8,822
Amount repaid	534,742
2019 GasLog Partners Facility
Borrowings
Term of debt instrument																	5 years
Maximum borrowing capacity																	$ 450,000
Outstanding balance																						250,320
Amount available to be redrawn																						0
2019 GasLog Partners Facility | GAS-five Ltd
Borrowings
Prepayment of debt			$ 87,780
Unamortized loan fees written-off			229
2019 GasLog Partners Facility | GAS-three Ltd
Borrowings
Prepayment of debt								$ 97,050
Unamortized loan fees written-off								604
2019 GasLog Partners Facility | GAS-four Ltd., GAS-sixteen Ltd. and GAS-seventeen Ltd.
Borrowings
Unamortized loan fees written-off	157
Amount repaid	148,194
GasLog Warsaw Facility
Borrowings
Term of debt instrument																7 years
Maximum borrowing capacity																$ 129,500
Outstanding balance																						108,456
GasLog Warsaw Facility | GasLog Hellas-1 Special Maritime Enterprise
Borrowings
Unamortized loan fees written-off	645
Amount repaid	101,981
Facility 7xNB
Borrowings
Number of international banks with debt financing agreement | item															13
Maximum borrowing capacity															$ 1,052,791
Number of new buildings expected to be delivered | item															7
Outstanding balance																						939,188
Drawn amount									$ 152,955	$ 152,955
Number of tranches in loan agreement | tranche															4
Number of sub-divided loans in the facility | loan															7
Number of loans per newbuilding vessels | loan															1
Facility 7xNB | KEXIM and K-Sure
Borrowings
Percent of facility covered (as a percent)															60.00%
Facility 7xNB | GAS-twenty eight Ltd., GAS-thirty Ltd., GAS-thirty one Ltd., GAS-thirty two Ltd., GAS-thirty three Ltd., GAS-thirty four Ltd. and GAS-thirty five Ltd
Borrowings
Unamortized loan fees written-off	16,506
Amount repaid	892,759
Facility 7xNB Tranche 1
Borrowings
Maximum borrowing capacity															$ 176,547
Facility 7xNB Tranche 2
Borrowings
Maximum borrowing capacity															174,787
Facility 7xNB Tranche 3
Borrowings
Maximum borrowing capacity															356,671
Facility 7xNB Tranche 4
Borrowings
Maximum borrowing capacity															$ 344,786
GasLog Partners $260.3M Facility
Borrowings
Term of debt instrument														5 years
Maximum borrowing capacity														$ 260,331
Number of vessels on which the existing indebtedness is refinanced | item														3
Outstanding balance																						193,790
GasLog Partners $260.3M Facility | Gas-twenty Ltd
Borrowings
Prepayment of debt						$ 32,154
Unamortized loan fees written-off						$ 294
GasLog Partners $260.3M Facility | GAS seven Ltd. and GAS eight Ltd.
Borrowings
Unamortized loan fees written-off	985
Amount repaid	181,419
GasLog Partners $193.7M Facility
Borrowings
Term of debt instrument														5 years
Maximum borrowing capacity														$ 193,713
Number of vessels on which the existing indebtedness is refinanced | item														3
Outstanding balance																						126,378
GasLog Partners $193.7M Facility | GAS-twenty one Ltd
Borrowings
Prepayment of debt					$ 32,939
Unamortized loan fees written-off					$ 360
GasLog Partners $193.7M Facility | GAS nineteen Ltd. and GAS twenty seven Ltd.
Borrowings
Unamortized loan fees written-off	805
Amount repaid	113,886
GasLog $576.9M Facility
Borrowings
Maximum borrowing capacity														$ 576,888
Number of vessels on which the existing indebtedness is refinanced | item														6
GasLog $576.9M Facility | GAS-ten Ltd
Borrowings
Unamortized loan fees written-off								1,302
GasLog $576.9M Facility | GAS-six Ltd
Borrowings
Unamortized loan fees written-off							$ 1,150
GasLog $576.9M Facility | GAS-eighteen Ltd
Borrowings
Prepayment of debt																				$ 2,500
GasLog $576.9M Facility | GasLog Hellas-2 Special Maritime Enterprise
Borrowings
Prepayment of debt																			$ 2,500
Unamortized loan fees written-off		$ 290
GasLog $576.9M Facility | GAS-nine Ltd
Borrowings
Unamortized loan fees written-off			786
GasLog $576.9M Facility | GAS-one Ltd. and GAS-two Ltd.
Borrowings
Prepayment of debt	150,461
Unamortized loan fees written-off	$ 954
GasLog $576.9M Facility Term Loan
Borrowings
Maximum borrowing capacity														$ 494,475
Outstanding balance																						245,990
GasLog $576.9M Facility Term Loan | GAS-ten Ltd
Borrowings
Prepayment of debt								87,390
GasLog $576.9M Facility Term Loan | GAS-six Ltd
Borrowings
Prepayment of debt							86,027
GasLog $576.9M Facility Term Loan | GasLog Hellas-2 Special Maritime Enterprise
Borrowings
Prepayment of debt		24,668
GasLog $576.9M Facility Term Loan | GAS-nine Ltd
Borrowings
Prepayment of debt			78,553
GasLog $576.9M Facility Revolving Loan
Borrowings
Maximum borrowing capacity														$ 82,413
Outstanding balance																						50,215
Amount available to be redrawn																						0
GasLog $576.9M Facility Revolving Loan | GAS-ten Ltd
Borrowings
Prepayment of debt								$ 15,794
GasLog $576.9M Facility Revolving Loan | GAS-six Ltd
Borrowings
Prepayment of debt							$ 15,984
GasLog $576.9M Facility Revolving Loan | GasLog Hellas-2 Special Maritime Enterprise
Borrowings
Prepayment of debt		$ 6,138
GasLog $576.9M Facility Revolving Loan | GAS-nine Ltd
Borrowings
Prepayment of debt			$ 15,556
GasLog Chelsea $96.8M Facility
Borrowings
Term of debt instrument													5 years
Maximum borrowing capacity													$ 96,815
Prepayment of debt				$ 77,899
Unamortized loan fees written-off				661
Outstanding balance																						$ 79,790
GasLog Chelsea $96.8M Facility | Gastrade
Borrowings
Additional proceeds received				$ 92,780